Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 229,300,000	[1]	$ 387,300,000	[1]
Long-term debt, less current portion	7,852,000,000		7,865,300,000
Long-term debt	8,081,300,000		8,252,600,000
Proceeds from Issuance of Long-term Debt	1,482,400,000		0		2,664,800,000
Interest paid	379,000,000		364,000,000		242,000,000
Federal Home Loan Bank Maximum Borrowing Capacity	882,000,000
Debt Instrument, Repurchased Face Amount					200,000,000
Loss on early extinguishment of long-term debt, net of tax	(117,800,000)		0		(55,200,000)
Gains (Losses) on Extinguishment of Debt	(181,200,000)		0		(84,900,000)
Commercial Paper	500,000,000		0
Federal Home Loan Bank Advances	0
Senior Notes, 6.3%, due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	0	[2]	387,300,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	6.30%		6.30%
Senior Notes, 6.125%, Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	229,300,000		240,600,000
Debt Instrument, Interest Rate, Stated Percentage	6.125%		6.125%
Senior Notes, 6.0%, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	0		748,900,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%		6.00%
Early Repayment of Senior Debt	750,000,000
Loss on early extinguishment of long-term debt, net of tax	(59,700,000)
Gains (Losses) on Extinguishment of Debt	(91,900,000)
Senior Notes, 5.95%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	418,300,000		434,200,000
Debt Instrument, Interest Rate, Stated Percentage	5.95%		5.95%
Senior Notes, 1.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	249,200,000		248,900,000
Debt Instrument, Interest Rate, Stated Percentage	1.75%		1.75%
Senior Notes, 1.5%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	498,600,000		498,200,000
Debt Instrument, Interest Rate, Stated Percentage	1.50%		1.50%
Senior Notes, 6.5%, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	0		494,900,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%		6.50%
Early Repayment of Senior Debt	495,600,000
Loss on early extinguishment of long-term debt, net of tax	(58,100,000)
Gains (Losses) on Extinguishment of Debt	(89,300,000)
Senior Notes, 2.2%, Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	374,700,000		0
Debt Instrument, Interest Rate, Stated Percentage	2.20%		2.20%
Proceeds from Issuance of Long-term Debt	375,000,000
Senior Notes, 3.95%, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	745,200,000		744,300,000
Debt Instrument, Interest Rate, Stated Percentage	3.95%		3.95%
Senior Notes, 5.45%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	688,600,000		702,300,000
Debt Instrument, Interest Rate, Stated Percentage	5.45%		5.45%
Senior Notes, 4.125%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	495,500,000		494,800,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%
Senior Notes, 2.75%, Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	986,800,000		985,100,000
Debt Instrument, Interest Rate, Stated Percentage	2.75%		2.75%
Senior notes, 3.5%, due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	746,900,000		0
Debt Instrument, Interest Rate, Stated Percentage	3.50%		3.50%
Proceeds from Issuance of Long-term Debt	750,000,000
Senior Notes, 6.625%, Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt	769,800,000		769,800,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%		6.625%
Senior Notes, 6.75%, Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt	530,700,000		530,600,000
Debt Instrument, Interest Rate, Stated Percentage	6.75%		6.75%
Senior Notes, 4.5% due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt	480,800,000		480,100,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%		4.50%
Senior Notes, 4.125%, Due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt	492,800,000		492,600,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%
Senior Notes, 4.75%, Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt	374,100,000		0
Debt Instrument, Interest Rate, Stated Percentage	4.75%		4.75%
Proceeds from Issuance of Long-term Debt	375,000,000
Debt refinance [Domain]
Debt Instrument [Line Items]
Number of Interest Rate Derivatives Held			2
April 2014 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative, Cost of Hedge Net of Cash Received	15,200,000
Gain on Cash Flow Hedge Ineffectiveness	3,000,000
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	12,000,000
Derivative, Notional Amount	250,000,000
2012 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative, Cost of Hedge Net of Cash Received	(34,200,000)
Gain on Cash Flow Hedge Ineffectiveness	12,000,000
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(22,000,000)
Derivative, Notional Amount	375,000,000
March 2014 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	500,000,000
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 53,200,000

[1]	At December 31, 2014, our 6.125% senior notes due January 2015 are classified as current in the accompanying consolidated balance sheet.
[2]	The 6.3% senior notes were repaid in August 2014. These notes were classified as current in the consolidated balance sheet at December 31, 2013.